Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.

Megan Hadley Koehler *

* Not Admitted in NM

November 27, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Post-Effective Amendment (“PEA”) Nos. 139 and 152

Ladies and Gentlemen:

Electronically transmitted for filing via EDGAR on behalf of the Trust, pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is PEA No. 139 to the Trust’s registration statement on Form N-1A under the 1933 Act and Amendment No. 152 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, relating to the following series of the Trust and the classes thereof: Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term Income Fund, Thornburg Strategic Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg International Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund, Thornburg Developing World Fund, Thornburg Better World International Fund, Thornburg Long/Short Equity Fund, and Thornburg Summit Fund (collectively, the “Funds”).

The purposes of this filing are to: (1) update certain disclosures in the Funds’ prospectuses and statements of additional information in connection with the annual update, and (2) update other required data disclosures.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901